Retirement Benefits Plans - Benefits Expense (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States pension benefit expense
Defined Benefit Plans and Other Postretirement Benefit Plans
Service cost	$ 115	$ 93	$ 80
Interest cost	134	132	131
Expected return on plan assets	(183)	(164)	(156)
Amortization	118	75	53
Benefit plans	184	136	108
Curtailment loss	0	0	1
Settlement loss	20	17	16
Total expense	204	153	125
Non-United States pension benefit expense [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans
Service cost	50	48	39
Interest cost	77	78	69
Expected return on plan assets	(77)	(70)	(62)
Amortization	15	13	8
Benefit plans	65	69	54
Curtailment loss	1	1	0
Settlement loss	3	4	0
Total expense	69	74	54
Other postretirement benefits expense [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans
Service cost	17	15	16
Interest cost	38	41	46
Expected return on plan assets	(6)	0	0
Amortization	13	12	10
Benefit plans	62	68	72
Curtailment loss	0	0	0
Settlement loss	0	0	0
Total expense	$ 62	$ 68	$ 72